CONCENTRATION OF CREDIT RISK - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	¥ 386,768	$ 54,475	¥ 313,502
Customer C | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	53,626		41,574
Customer D | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	¥ 40,749		¥ 33,150